Dec. 04, 2018
ALPS/Smith Short Duration Bond Fund

ALPS/Smith Short Duration Bond Fund

Supplement dated December 4, 2018
to the
Summary Prospectus, Prospectus and Statement of Additional Information, each dated June 29, 2018, As Amended

Summary Prospectus and Prospectus

The following is hereby added to: (a) the sections entitled “PRINCIPAL RISKS OF THE FUND” in the Summary Prospectuses and in the Summary Sections of the Prospectus of both the ALPS/Smith Total Return Bond Fund and the ALPS/Smith Short Duration Bond Fund; and (b) the section entitled “DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS” in the Prospectus for the Funds (as a principal risk of both Funds):

Portfolio Size Effect. During periods in which the relative size of the Fund’s portfolio is smaller, certain positions are likely to be more susceptible to market fluctuations and have a greater overall impact on the Fund’s performance.

Odd Lot Pricing Considerations. Bonds are typically purchased and held as odd lots. Pricing services value such securities based on bid prices for round lots; round lot prices may reflect more favorable pricing than odd lot holdings. A Fund may, in consideration of the foregoing, purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to a Fund›s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. There can be no assurance that the Fund’s special valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market.

Statement of Additional Information

The fourth paragraph in the section entitled “NET ASSET VALUE” is deleted and replaced in its entirety with the following:

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund’s Board or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Debt securities, including short-term debt obligations that will mature in 60 days or less, will generally be valued at the price supplied by an independent third-party pricing service approved by the Funds’ Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Specific adjustments may include, for example, adjustments to the pricing service’s valuation of odd lot securities taking into account a Fund’s transacted prices, pursuant to the Funds’ policies and procedures. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Please retain this supplement with your Summary Prospectus, Prospectus and
Statement of Additional Information.